Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		$ 21,173.3	$ 20,256.4
Long-term Debt, Fair Value		23,649.6
Other Temporary Investments
Cost		341.4	318.8
Gross Unrealized Gains		19.7	13.9
Gross Unrealized Losses		(1.4)	(1.0)
Fair Value		359.7	331.7
Debt and Equity Securities Within Other Temporary Investments
Proceeds From Investment Sales		0.0	0.0		$ 0.0
Purchases of Investments		14.2	2.3		10.7
Gross Realized Gains on Investment Sales		0.0	0.0		0.0
Gross Realized Losses on Investment Sales		0.0	0.0		0.0
Nuclear Trust Fund Investments
Fair Value		2,527.6	2,256.2
Contractual Maturities, Fair Value of Debt Securities
Fair Value		2,527.6	2,256.2
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		23,649.6
Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		902.5	707.7
Other-Than-Temporary Impairments		(80.5)	(87.2)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,256.3	2,957.7		2,218.4
Purchases of Investments		2,300.5	3,000.0		2,272.0
Gross Realized Gains on Investment Sales		200.7	46.1		69.1
Gross Realized Losses on Investment Sales		146.0	24.4		53.0
Contractual Maturities, Fair Value of Debt Securities
Within 1 year		387.3
After 1 year through 5 years		287.4
After 5 years through 10 years		204.4
After 10 years		169.6
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities		1,000.0	938.0
Adjusted Cost of Domestic Equity Securities		594.0	592.0
Lawrenceburg Plant [Member]
Book Values and Fair Values of Long - term Debt
Long-term Debt, Fair Value			172.0
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value			172.0
Includes Debt Included In Liabilities Held For Sale [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		21,173.3	20,391.2	[1],[2]
Long-term Debt, Fair Value	[1]		22,211.9
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value	[1]		22,211.9
AEP Texas Inc. [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		3,649.3	3,217.7
Long-term Debt, Fair Value		3,964.8	3,463.2
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		3,964.8	3,463.2
AEP Transmission Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		2,550.4	1,932.0
Long-term Debt, Fair Value		2,782.9	1,984.3
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		2,782.9	1,984.3
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		3,980.1	4,033.9
Long-term Debt, Fair Value		4,782.6	4,613.2
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		4,782.6	4,613.2
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		2,745.1	2,471.4
Long-term Debt, Fair Value		3,014.7	2,661.6
Nuclear Trust Fund Investments
Fair Value		2,527.6	2,256.2
Contractual Maturities, Fair Value of Debt Securities
Fair Value		2,527.6	2,256.2
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		3,014.7	2,661.6
Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		902.5	707.7
Other-Than-Temporary Impairments		(80.5)	(87.2)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,256.3	2,957.7		2,218.4
Purchases of Investments		2,300.5	3,000.0		2,272.0
Gross Realized Gains on Investment Sales		200.7	46.1		69.1
Gross Realized Losses on Investment Sales		146.0	24.4		$ 53.0
Contractual Maturities, Fair Value of Debt Securities
Within 1 year		387.3
After 1 year through 5 years		287.4
After 5 years through 10 years		204.4
After 10 years		169.6
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities		1,000.0	938.0
Adjusted Cost of Domestic Equity Securities		594.0	592.0
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		1,719.3	1,763.9
Long-term Debt, Fair Value		2,064.3	2,092.5
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		2,064.3	2,092.5
Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		1,286.5	1,286.0
Long-term Debt, Fair Value		1,457.1	1,419.0
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		1,457.1	1,419.0
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		2,441.9	2,679.1
Long-term Debt, Fair Value		2,645.9	2,814.3
Fair Value Measurements (Textuals)
Long-term Debt, Fair Value		2,645.9	2,814.3
Cash [Member]
Other Temporary Investments
Cost	[3]	220.1	211.7
Gross Unrealized Gains	[3]	0.0	0.0
Gross Unrealized Losses	[3]	0.0	0.0
Fair Value	[3],[4]	220.1	211.7
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Fair Value		1,048.7	967.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,048.7	967.4
Fixed Income Funds [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		34.3	29.8
Other-Than-Temporary Impairments		(5.0)	(7.6)
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		1,048.7	967.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,048.7	967.4
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		34.3	29.8
Other-Than-Temporary Impairments		(5.0)	(7.6)
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	[5]	104.3	92.7
Gross Unrealized Gains	[5]	0.0	0.0
Gross Unrealized Losses	[5]	(1.4)	(1.0)
Fair Value	[5]	102.9	91.7
Domestic [Member]
Nuclear Trust Fund Investments
Fair Value	[6]	1,461.7	1,270.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[6]	1,461.7	1,270.1
Domestic [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		868.2	677.9
Other-Than-Temporary Impairments		(75.5)	(79.6)
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	[6]	1,461.7	1,270.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[6]	1,461.7	1,270.1
Domestic [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		868.2	677.9
Other-Than-Temporary Impairments		(75.5)	(79.6)
Mutual Funds Equity [Member]
Other Temporary Investments
Cost		17.0	14.4
Gross Unrealized Gains		19.7	13.9
Gross Unrealized Losses		0.0	0.0
Fair Value		36.7	28.3
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Fair Value	[7]	17.2	18.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[7]	17.2	18.7
Cash and Cash Equivalents [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.0	0.0
Other-Than-Temporary Impairments		0.0	0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	[7]	17.2	18.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[7]	17.2	18.7
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.0	0.0
Other-Than-Temporary Impairments		0.0	0.0
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Fair Value		981.2	785.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		981.2	785.4
US Government Agencies Debt Securities [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		29.7	27.1
Other-Than-Temporary Impairments		(3.6)	(5.5)
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		981.2	785.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		981.2	785.4
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		29.7	27.1
Other-Than-Temporary Impairments		(3.6)	(5.5)
Corporate Debt [Member]
Nuclear Trust Fund Investments
Fair Value		58.7	60.9
Contractual Maturities, Fair Value of Debt Securities
Fair Value		58.7	60.9
Corporate Debt [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		3.8	2.3
Other-Than-Temporary Impairments		(1.2)	(1.4)
Corporate Debt [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		58.7	60.9
Contractual Maturities, Fair Value of Debt Securities
Fair Value		58.7	60.9
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		3.8	2.3
Other-Than-Temporary Impairments		(1.2)	(1.4)
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Fair Value		8.8	121.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value		8.8	121.1
State and Local Jurisdiction [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.8	0.4
Other-Than-Temporary Impairments		(0.2)	(0.7)
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		8.8	121.1
Contractual Maturities, Fair Value of Debt Securities
Fair Value		8.8	121.1
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.8	0.4
Other-Than-Temporary Impairments		$ (0.2)	$ (0.7)

[1]	Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet and has a fair value of $172 million. See the Assets and Liabilities Held for Sale section of Note 7 for additional information.
[2]	Amounts include debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[3]	Primarily represents amounts held for the repayment of debt.
[4]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[5]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[6]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[7]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.